Fair Value (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jan. 07, 2009	Jan. 06, 2009
Fair Value Measurement (Textual) [Abstract]
Estimated fair value of RAI's and RJR's outstanding long-term notes	$ 4,000,000,000	$ 4,300,000,000
Debt weighted average interest rate	5.90%	5.40%
Floating to fixed interest rate swap, designated as hedges	0			258,000,000
Floating to fixed interest rate swap, Total				321,000,000
Interest rate swaps terminated			100,000,000
Gain on termination of interest rate swap agreement that will be amortized to effectively reduce interest expense over the remaining life of the notes	159,000,000	198,000,000	12,000,000
Proceeds from Derivative Instrument, Financing Activities	186,000,000
Debt covered by fixed interest rate	1,600,000,000
Decrease fixed rate of interest	4.00%
Floating to fixed [Member]
Derivative [Line Items]
Offsetting floating to fixed interest rate swap agreements in the notional amount	1,500,000,000
Fixed to floating [Member]
Derivative [Line Items]
Offsetting floating to fixed interest rate swap agreements in the notional amount	$ 1,500,000,000